Change in Fair Value Of Contingent Consideration, Other Income And Other Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Change in Fair Value of Contingent Consideration
Change in fair value of contingent consideration

(€’000)	For the year ended December 31,
	2020	2019	2018
Change in fair value of contingent consideration	9 228	433	(5 604)

Total Change in fair value of contingent consideration	9 228	433	(5 604)

Summary of Other Income
Other income

(€’000)	For the year ended December 31,
	2020	2019	2018
Grant income (RCA’s)	2 311	1 508	768
Grant income (Other)	779	1 788	—
Remeasurement of RCA’s	933	—	—
Fair value adjustment on securities (MESOBLAST)	—	182	—
R&D tax credit	657	1 560	310
Gain on sales of Property, plant & equipment	35	—	—
Other	17	102	—

Total Other Income	4 731	5 139	1 078

Summary of Other Expenses
Other expenses

(€’000)	For the year ended December 31,
	2020	2019	2018
Clinical Development milestone payment	69	36	1 372
Remeasurement of RCA’s	—	120	998
Loss on disposals of Property, plant & equipment	10	—	182
Other	35	35	243

Total Other Expenses	114	191	2 795